Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net income	$ (116,747)	$ (375,307)	$ 254,297	$ 682,939	$ (709,239)	$ 1,224,868	$ 1,320,324	$ 224,242
Remeasurement of common stock subject to redemption	(388,406)	(455,764)	(662,566)	(1,343,926)	(1,284,994)	(2,888,960)	(3,595,663)	(1,139,419)
Net loss including remeasurement of common stock subject to redemption value	(505,153)	(831,071)	(408,269)	(660,987)	(1,994,233)	(1,664,092)	(2,275,339)	(915,177)
Remeasurement of common stock subject to redemption		(455,764)		(1,343,926)	(1,284,994)	(2,888,960)	(3,595,663)	(1,139,419)
Redeemable Common Stock [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	(215,476)	(354,499)	(236,501)	(486,739)	(850,653)	(1,078,936)	(1,423,357)	(704,218)
Remeasurement of common stock subject to redemption	388,406	455,764	662,566	1,343,926	1,284,994	2,888,960	3,595,663	1,139,419
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	172,930	101,265	426,065	857,187	434,341	1,810,024	2,172,306	435,201
Non Redeemable Common Stock [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	(289,677)	(476,572)	(171,768)	(174,248)	(1,143,580)	(585,156)	(851,982)	(210,959)
Remeasurement of common stock subject to redemption
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Allocation of net income (loss), as adjusted	$ (289,677)	$ (476,572)	$ (171,768)	$ (174,248)	$ (1,143,580)	$ (585,156)	$ (851,982)	$ (210,959)